MOTLEY FOOL NEXT INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.8%
Aerospace & Defense — 3.7%
AeroVironment, Inc. (United States) (a)	442	$60,824
Axon Enterprise, Inc. (United States) (a)	1,264	290,556
HEICO Corp. (United States)	2,046	349,926
Textron, Inc. (United States)	3,325	254,895
		956,201
Air Freight & Logistics — 0.4%
GXO Logistics, Inc. (United States) (a)	1,995	112,239

Automobile Components — 0.6%
BorgWarner, Inc. (United States)	3,944	132,873
Phinia, Inc. (United States)	800	20,400
		153,273
Banks — 0.5%
Axos Financial, Inc. (United States) (a)	1,006	38,500
Western Alliance Bancorp (United States)	1,842	94,347
		132,847
Beverages — 1.0%
Boston Beer Co., Inc., Class A (United States) (a)	204	72,371
Celsius Holdings, Inc. (United States) (a)	3,873	191,752
		264,123
Biotechnology — 5.3%
2seventy bio, Inc. (United States) (a)	855	1,565
Alnylam Pharmaceuticals, Inc. (United States) (a)	2,113	355,512
AnaptysBio, Inc. (United States) (a)	472	6,674
BioMarin Pharmaceutical, Inc. (United States) (a)	3,180	289,634
Bluebird Bio, Inc. (United States) (a)	1,809	6,910
Editas Medicine, Inc. (United States) (a)	1,324	13,942
Emergent BioSolutions, Inc. (United States) (a)	832	1,780
Exact Sciences Corp. (United States) (a)	3,044	194,816
Exelixis, Inc. (United States) (a)	5,360	116,902
Ionis Pharmaceuticals, Inc. (United States) (a)	2,405	118,975
Mirati Therapeutics, Inc. (United States) (a)	1,154	65,490
Neurocrine Biosciences, Inc. (United States) (a)	1,647	192,024
		1,364,224
Broadline Retail — 0.6%
Etsy, Inc. (United States) (a)	2,075	157,306

Building Products — 0.5%
Trex Co., Inc. (United States) (a)	1,829	128,524

Capital Markets — 4.5%
Affiliated Managers Group, Inc. (United States)	594	80,517
Cboe Global Markets, Inc. (United States)	1,783	324,845
FactSet Research Systems, Inc. (United States)	642	291,121
Interactive Brokers Group, Inc., Class A (United States)	1,808	140,735
Jefferies Financial Group, Inc. (United States)	3,722	131,908
MarketAxess Holdings, Inc. (United States)	636	152,716
PJT Partners, Inc., Class A (United States)	408	36,744
		1,158,586
Chemicals — 1.1%
Balchem Corp. (United States)	546	68,097
RPM International, Inc. (United States)	2,175	223,873
		291,970
Commercial Services & Supplies — 1.4%
Healthcare Services Group, Inc. (United States)	1,248	12,118
Rollins, Inc. (United States)	8,212	334,557
		346,675
Communications Equipment — 0.4%
Ubiquiti, Inc. (United States)	1,019	114,393

Construction & Engineering — 0.3%
MasTec, Inc. (United States) (a)	1,302	78,953

Consumer Finance — 0.1%
Upstart Holdings, Inc. (United States) (a)	1,407	37,651

Consumer Staples Distribution & Retail — 0.7%
Casey's General Stores, Inc. (United States)	629	173,227

Distributors — 0.8%
LKQ Corp. (United States)	4,551	202,656

Diversified Consumer Services — 0.8%
2U, Inc. (United States) (a)	1,184	1,163
Chegg, Inc. (United States) (a)	1,945	19,314
Duolingo, Inc. (United States) (a)	697	147,966
Rover Group, Inc. (United States) (a)	3,058	33,455
		201,898
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (United States) (a)	402	4,414

Electronic Equipment, Instruments & Components — 3.9%
Cognex Corp. (United States)	2,903	109,443
Coherent Corp. (United States) (a)	2,542	93,520
Corning, Inc. (United States)	14,553	414,615
IPG Photonics Corp. (United States) (a)	795	76,129
Littelfuse, Inc. (United States)	422	98,242
Zebra Technologies Corp., Class A (United States) (a)	868	205,699
		997,648
Energy Equipment & Services — 0.2%
Core Laboratories, Inc. (United States)	787	13,938
Oceaneering International, Inc. (United States) (a)	1,675	34,605
		48,543
Entertainment — 4.0%
Live Nation Entertainment, Inc. (United States) (a)	3,854	324,584
Roku, Inc. (United States) (a)	2,389	248,934
Skillz, Inc. (United States) (a)	331	1,973
Take-Two Interactive Software, Inc. (United States) (a)	2,870	454,033
		1,029,524
Financial Services — 2.5%
Euronet Worldwide, Inc. (United States) (a)	844	73,614
Jack Henry & Associates, Inc. (United States)	1,230	195,188
Marqeta, Inc., Class A (United States) (a)	8,936	56,744
Toast, Inc., Class A (United States) (a)	9,000	133,830
Walker & Dunlop, Inc. (United States)	567	47,639
WEX, Inc. (United States) (a)	727	128,374
		635,389
Food Products — 1.8%
Darling Ingredients, Inc. (United States) (a)	2,686	117,835
Freshpet, Inc. (United States) (a)	815	57,824
McCormick & Co., Inc./MD (United States)	4,563	295,819
		471,478
Ground Transportation — 1.5%
AMERCO (United States) (a)	3,168	179,340
RXO, Inc. (United States) (a)	1,984	41,585
XPO Logistics, Inc. (United States) (a)	1,953	168,505
		389,430
Health Care Equipment & Supplies — 2.8%
Globus Medical, Inc., Class A (United States) (a)	2,355	105,787
Inari Medical, Inc. (United States) (a)	970	57,899
Insulet Corp. (United States) (a)	1,173	221,803
Masimo Corp. (United States) (a)	896	84,009
QuidelOrtho Corp. (United States) (a)	1,135	78,009
Shockwave Medical, Inc. (United States) (a)	617	107,697
STAAR Surgical Co. (United States) (a)	804	25,213
TransMedics Group, Inc. (United States) (a)	552	41,775
		722,192
Health Care Providers & Services — 1.6%
Fulgent Genetics, Inc. (United States) (a)	508	14,011
Guardant Health, Inc. (United States) (a)	1,988	50,038
HealthEquity, Inc. (United States) (a)	1,438	96,375
Quest Diagnostics, Inc. (United States)	1,908	261,834
		422,258
Health Care Technology — 0.7%
Doximity, Inc., Class A (United States) (a)	3,300	76,725
GoodRx Holdings, Inc., Class A (United States) (a)	6,579	39,408
Teladoc, Inc. (United States) (a)	2,775	50,339
		166,472
Hotels, Restaurants & Leisure — 2.9%
Dave & Buster's Entertainment, Inc. (United States) (a)	732	30,041
Hyatt Hotels Corp., Class A (United States)	1,749	200,715
Planet Fitness, Inc., Class A (United States) (a)	1,425	96,815
Sweetgreen, Inc., Class A (United States) (a)	1,828	17,201
Texas Roadhouse, Inc. (United States)	1,127	126,855
Vail Resorts, Inc. (United States)	654	142,121
Wingstop, Inc. (United States)	505	121,382
		735,130
Household Durables — 1.9%
Dream Finders Home, Inc., Class A (United States) (a)	1,541	37,508
iRobot Corp. (United States) (a)	464	16,755
Meritage Homes Corp. (United States)	624	88,171
NVR, Inc. (United States) (a)	56	344,702
		487,136
Household Products — 0.2%
Spectrum Brands Holdings, Inc. (United States)	604	41,875

Industrial REITs — 0.4%
STAG Industrial, Inc. (United States)	3,040	108,984

Insurance — 2.0%
Kinsale Capital Group, Inc. (United States)	393	137,589
Lemonade, Inc. (United States) (a)	1,149	20,303
Markel Corp. (United States) (a)	224	322,356
Safety Insurance Group, Inc. (United States)	253	19,463
Trupanion, Inc. (United States) (a)	680	17,490
		517,201
Interactive Media & Services — 2.2%
Bumble, Inc., Class A (United States) (a)	2,336	32,377
Match Group, Inc. (United States) (a)	4,685	151,700
Pinterest, Inc., Class A (United States) (a)	11,322	385,741
		569,818
IT Services — 7.5%
Cloudflare, Inc., Class A (United States) (a)	5,647	435,666
DigitalOcean Holdings, Inc. (United States) (a)	1,506	44,608
EPAM Systems, Inc. (United States) (a)	974	251,477
Fastly, Inc., Class A (United States) (a)	2,148	35,678
GoDaddy, Inc., Class A (United States) (a)	2,476	247,749
MongoDB, Inc. (United States) (a)	1,206	501,383
Okta, Inc. (United States) (a)	2,750	184,388
Twilio, Inc., Class A (United States) (a)	3,052	197,403
		1,898,352
Leisure Products — 0.6%
Hasbro, Inc. (United States)	2,382	110,549
Peloton Interactive, Inc., Class A (United States) (a)	6,006	33,994
		144,543
Life Sciences Tools & Services — 0.6%
Repligen Corp. (United States) (a)	936	147,186

Machinery — 2.9%
Chart Industries, Inc. (United States) (a)	709	92,191
Middleby Corp. (United States) (a)	901	113,733
Proto Labs, Inc. (United States) (a)	429	15,530
Tennant Co. (United States)	316	27,056
Toro Co. (United States)	1,750	145,250
Westinghouse Air Brake Technologies Corp. (United States)	3,031	353,294
		747,054
Media — 0.6%
Boston Omaha Corp. (United States) (a)	536	7,772
New York Times Co., Class A (United States)	2,769	130,116
PubMatic, Inc., Class A (United States) (a)	871	14,554
		152,442
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States) (a)	3,693	13,331
Vitesse Energy, Inc. (United States)	455	10,752
		24,083
Passenger Airlines — 0.3%
Alaska Air Group, Inc. (United States) (a)	2,145	81,102
Hawaiian Holdings, Inc. (United States) (a)	804	3,610
		84,712
Pharmaceuticals — 0.7%
Viatris, Inc. (United States)	20,201	185,445

Professional Services — 4.0%
Broadridge Financial Solutions, Inc. (United States)	1,997	387,058
NV5 Global, Inc. (United States) (a)	268	26,071
Paycom Software, Inc. (United States)	974	176,937
Robert Half International, Inc. (United States)	1,775	145,515
SS&C Technologies Holdings, Inc. (United States)	4,178	235,054
TaskUS, Inc., Class A (United States) (a)	1,621	19,484
Upwork, Inc. (United States) (a)	2,187	30,815
		1,020,934
Real Estate Management & Development — 0.7%
Redfin Corp. (United States) (a)	1,876	13,076
Zillow Group, Inc., Class C (United States) (a)	3,891	159,297
		172,373
Retail REITs — 0.1%
Retail Opportunity Investments Corp. (United States)	2,078	26,744

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc. (United States) (a)	922	69,989
Enphase Energy, Inc. (United States) (a)	2,281	230,427
First Solar, Inc. (United States) (a)	1,795	283,214
Impinj, Inc. (United States) (a)	457	38,201
Silicon Laboratories, Inc. (United States) (a)	542	57,111
Skyworks Solutions, Inc. (United States)	2,713	262,971
Universal Display Corp. (United States)	801	135,529
		1,077,442
Software — 16.3%
Alarm.com Holdings, Inc. (United States) (a)	848	46,199
Alteryx, Inc., Class A (United States) (a)	1,199	48,020
Appfolio, Inc., Class A (United States) (a)	603	114,118
Appian Corp., Class A (United States) (a)	1,239	44,901
Asana, Inc., Class A (United States) (a)	3,679	77,296
Blackbaud, Inc. (United States) (a)	891	67,039
Blackline, Inc. (United States) (a)	1,026	59,354
Box, Inc., Class A (United States) (a)	2,426	63,488
Braze, Inc., Class A (United States) (a)	1,657	91,036
Confluent, Inc., Class A (United States) (a)	5,022	106,567
DocuSign, Inc. (United States) (a)	3,428	147,747
Fair Isaac Corp. (United States) (a)	420	456,792
Five9, Inc. (United States) (a)	1,206	91,921
HubSpot, Inc. (United States) (a)	842	415,889
LivePerson, Inc. (United States) (a)	1,259	3,576
Nutanix, Inc., Class A (United States) (a)	3,971	171,110
Pegasystems, Inc. (United States)	1,408	73,188
Q2 Holdings, Inc. (United States) (a)	991	35,200
Samsara, Inc., Class A (United States) (a)	8,988	247,530
Smartsheet, Inc., Class A (United States) (a)	2,273	96,330
Splunk, Inc. (United States) (a)	2,833	429,313
Tyler Technologies, Inc. (United States) (a)	708	289,459
UiPath, Inc., Class A (United States) (a)	9,512	187,957
Unity Software, Inc. (United States) (a)	6,419	189,425
Varonis Systems, Inc. (United States) (a)	1,863	78,041
Zscaler, Inc. (United States) (a)	2,487	491,256
Zuora, Inc., Class A (United States) (a)	2,330	21,250
		4,144,002
Specialty Retail — 6.9%
Camping World Holdings, Inc., Class A (United States)	754	15,940
CarMax, Inc. (United States) (a)	2,667	170,528
Chewy, Inc., Class A (United States) (a)	7,240	126,121
Designer Brands, Inc., Class A (United States)	985	11,465
Five Below, Inc. (United States) (a)	938	176,775
GameStop Corp. (United States) (a)	5,160	75,078
RH (United States) (a)	313	84,501
Sleep Number Corp. (United States) (a)	354	3,590
Stitch Fix, Inc., Class A (United States) (a)	1,716	6,418
Tractor Supply Co. (United States)	1,839	373,334
Ulta Beauty, Inc. (United States) (a)	832	354,424
Wayfair, Inc., Class A (United States) (a)	1,959	109,312
Williams-Sonoma, Inc. (United States)	1,081	202,731
Winmark Corp. (United States)	62	26,660
		1,736,877
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A (United States) (a)	5,271	175,577

Textiles, Apparel & Luxury Goods — 0.8%
Skechers USA, Inc., Class A (United States) (a)	2,596	152,930
Under Armour, Inc., Class A (United States) (a)	7,236	58,901
		211,831
Trading Companies & Distributors — 1.5%
Watsco, Inc. (United States)	623	238,129
WESCO International, Inc. (United States)	869	135,434
		373,563
TOTAL COMMON STOCKS (COST $29,720,696)		25,545,398

SHORT-TERM INVESTMENTS — 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 5.20% (b)	48,712	48,712
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $48,712)		48,712
TOTAL SHORT-TERM INVESTMENTS (COST $48,712)		48,712
TOTAL INVESTMENTS (COST $29,769,407) — 100.0%		25,594,110
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		10,678
TOTAL NET ASSETS — 100.0%		$25,604,788

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

MOTLEY FOOL NEXT INDEX ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$25,545,398	$25,545,398	$–	$–
Total Equity Securities	$25,545,398	$25,545,398	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$48,712	$48,712	$–	$–
Total Short-Term Investments	$48,712	$48,712	$–	$–
Total Assets*	$25,594,110	$25,594,110	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.